Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent		26.91%	20.67%	20.56%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		26.58%	20.37%	20.25%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (Net)
Average Annual Return, Percent	[1]	17.49%	10.06%	9.23%
MSCI World Information Technology Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Information Technology Index (Net)
Average Annual Return, Percent		32.85%	21.34%	19.83%

[1]	Effective August 1, 2024, the Fund compares its performance to the MSCI ACWI Index (Net), a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represent the market sectors/and or asset classes in which the Fund primarily invests.